Fixed Assets - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Loss on derecognition		€ 5,579
Impairment	€ 22,810
Fixed gross payments	€ 28,892	€ 30,087
Building One
Lessee, Lease, Description [Line Items]
Lease term	24 months
Option to extend, lease term	5 years
Fixed gross payments	€ 78
Option payments	€ 517
Building Two
Lessee, Lease, Description [Line Items]
Lease term	10 years
Option to extend, lease term	5 years
Fixed gross payments	€ 1,292
Option payments	€ 1,292
Building Three
Lessee, Lease, Description [Line Items]
Lease term	15 years
Option to extend, lease term	5 years
Fixed gross payments	€ 28,975
Option payments	€ 26,556